Subsequent Events (Details) $ in Thousands	Feb. 27, 2025 MXN ($)	Jan. 03, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	[2]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Cash and cash equivalents			$ 6,705,000	[1],[2]	$ 139,834,000,000	$ 7,917,000		$ 165,112,000,000	$ 83,439,000,000	$ 97,407,000,000
Dividend approved to be paid					14,404,000,000
Extraordinary dividend payable					10,091,000,000
Discontinued operations
Disclosure of non-adjusting events after reporting period [line items]
Cash and cash equivalents					$ 977,000,000			$ 319,000,000
BradyIFS | Discontinued operations
Disclosure of non-adjusting events after reporting period [line items]
Cash and cash equivalents			$ 1,500,000
Dividend Transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividend payable increase	4.20%
Shares repurchased allocated percentage	2.90%
Divestiture Of Business | AMMI | Discontinued operations
Disclosure of non-adjusting events after reporting period [line items]
Cash and cash equivalents		$ 3,165,000
“B” Units | Dividend Transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividend approved to be paid	$ 3.8190
Extraordinary dividend payable	8.4240
“BD” Units | Dividend Transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividend approved to be paid	4.5826
Extraordinary dividend payable	10.1084
ADR | Dividend Transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividend approved to be paid	45.826
Extraordinary dividend payable	$ 101.084

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4